Interest expenses and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expenses and similar charges
Deposits from credit institutions	$ 7,564	$ 6,145	$ 6,001
Customer deposits	24,560	14,609	9,026
Marketable debt securities	3,696	2,625	1,893
Subordinated liabilities	1,600	1,473	1,259
Hedging derivatives	129	167	463
Other interest expenses	4,609	3,304	2,600
Total interest expenses and similar charges	$ 42,158	$ 28,323	$ 21,242